UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 34,275	$ 32,361
Cost of sales and services	(6,358)	(7,580)
Gross profit	27,917	24,781
Operating expenses
Sales and marketing expenses	(15,476)	(15,170)
General and administrative expenses	(3,593)	(3,707)
Research and development expenses	(7,119)	(7,595)
Expected credit gains (losses)	(363)	67
Total operating expenses	(26,551)	(26,405)
Operating income (loss)	1,366	(1,624)
Non-operating income and expenses
Interest income	2,816	3,164
Other income	33	16
Other gains and losses	304	1,592
Finance costs	(9)	(6)
Total non-operating income and expenses	3,144	4,766
Income before income tax	4,510	3,142
Income tax expense	(877)	(642)
Net income	3,633	2,500
Components of other comprehensive income that will be reclassified to profit or loss
Exchange differences arising on translation of foreign operations	(76)	211
Other comprehensive income, net	(76)	211
Total comprehensive income	3,557	2,711
Net income attributable to:
Shareholders of the parent	3,633	2,500
Total comprehensive income attributable to:
Shareholders of the parent	$ 3,557	$ 2,711
Earnings per share (in dollars)
Basic earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.036	$ 0.025
Diluted earnings per share of Class A and Class B Ordinary Shares (in USD per share)	$ 0.036	$ 0.025